April 4, 2008

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, DC 20549

Re:	Northern Institutional Funds

Post-Effective Amendment No. 60

(File Nos. 2-80543 and 811-03605)

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of Northern Institutional Funds (the “Trust”), transmitted herewith, please accept this letter as certification that the following: (i) Northern Institutional Funds Equity Portfolios Prospectus; (ii) Northern Institutional Funds Global Tactical Asset Allocation Portfolio Prospectus; (iii) Northern Institutional Funds Fixed Income Portfolios Prospectus; (iv) Northern Institutional Funds Money Market Portfolios – Shares Prospectus; (v) Northern Institutional Funds Money Market Portfolios – Service & Premier Shares Prospectus; (vi) Northern Institutional Funds Prime Obligations Portfolio Prospectus; and (vii) Northern Institutional Funds Prime Obligations Portfolio Statement of Additional Information each dated April 1, 2008, do not differ from such Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 60 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on March 31, 2008 (Accession No. 0001193125-08-071284).

Please do not hesitate to contact the undersigned at (617) 338-4436 if you have any questions.

Yours truly,

/s/ Linda J. Hoard
Linda J. Hoard

cc:	Craig Carberry, Esq.

Diana McCarthy, Esq.

Stephanie M. Nichols, Esq.